Report of Independent
Registered Public Accounting
Firm

To the Board of Directors of The Glenmede Fund, Inc.
and Shareholders of Quantitative U.S. Large Cap Core
Equity Portfolio, Quantitative U.S. Large Cap Growth
Equity Portfolio, Quantitative U.S. Large Cap Value Equity
Portfolio, Quantitative U.S. Small Cap Equity Portfolio,
Quantitative International Equity Portfolio, Responsible
ESG U.S. Equity Portfolio, Women in Leadership U.S.
Equity Portfolio, Quantitative
U.S. Long/Short Equity Portfolio, Quantitative U.S. Total
Market Equity Portfolio, Strategic Equity Portfolio, Small
Cap Equity Portfolio, Large Cap Value Portfolio, Equity
Income Portfolio, Secured Options Portfolio, Global
Secured Options Portfolio, Core Fixed Income Portfolio,
Short Term Tax Aware Fixed Income Portfolio and High
Yield Municipal Portfolio

In planning and performing our audits of the financial statements of Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity
Portfolio, Quantitative U.S. Large Cap Value Equity
Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Responsible
ESG U.S. Equity Portfolio, Women in Leadership U.S.
Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio,
Large Cap Value Portfolio, Equity Income Portfolio,
Secured Options Portfolio, Global Secured Options
Portfolio, Core Fixed Income Portfolio, Short Term Tax
Aware Fixed Income Portfolio and High Yield Municipal
Portfolio (constituting The Glenmede Fund, Inc., hereafter collectively referred to as the "Portfolios") as of and for the year ended October 31, 2020, in accordance with the standards of the Public Company Accounting Oversight
Board (United States) (PCAOB), we considered the Portfolios' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios' internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Portfolios' internal control over financial reporting.

The management of the Portfolios is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.







PricewaterhouseCoopers LLP, Two Commerce Square, Suite
1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267)
330 3000, F: (267) 330 3300, www.pwc.com/us




Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Portfolios' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Portfolios' internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of October 31, 2020.

This report is intended solely for the information and use of management and the Board of Directors of The
Glenmede Fund, Inc. and the Securities and Exchange
Commission and is not intended to be and should not be used by anyone other than these specified parties.


 	        /s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2020
























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